Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about trade and other receivables [text block]
$000	Note	Dec 31, 2017	Dec 31, 2016
Trade receivables		17,998	34,099
Advances to contractors		2,638	7,861
Taxation debtors	7.1	142,090	112,684
Prepayments and other receivables		68,999	67,712
Gounkoto advance dividend	7.2	7,602	9,074
Total		239,327	231,430
Less: current portion		(184,275)	(231,430)
Non-current portion	7.1	55,052	-

Kibali Jersey Limited [member]
Disclosure of detailed information about trade and other receivables [text block]
$000	Dec 31, 2017	Dec 31, 2016	Dec 31, 2015

Advances to contractors	2,280	6,070	5,238
Trade receivables	28,295	1,497	850
Prepayments and other receivables	21,544	24,239	37,501
Loan to SOKIMO (refer to note 26)	18,827	17,381	16,046
Other loans	8,360	3,081	5,231
TVA receivables	134,514	131,214	137,369
Hire purchase loans	4,465	10,978	11,277
	218,285	194,460	213,512
Less: Non-current portion
Loan to SOKIMO	18,827	17,381	16,046
Other loans and receivables (including TVA receivables)	105,768	65,616	10,445
Hire purchase loans	699	4,438	6,297
	125,294	87,435	32,788
Current portion	92,991	107,025	180,724

Disclosure of finance lease and operating lease by lessor [text block]
$000	Dec 31, 2017	Dec 31, 2016	Dec 31, 2015

Gross hire purchase loans – minimum lease payments:
No later than 1 year	3,766	6,540	4,980
Later than 1 year and no later than 5 years	699	4,438	6,297
Later than 5 years	-	-	-
Gross investment on hire purchase loans	4,465	10,978	11,277